Loans and advances to customers (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Allowance For Loans And Advances To Customers [Abstract]
Balance on December 31, 2016	R$ 24,780,839
Impairment of loans and advances	16,860,835
Recovery of credits charged-off as losses	7,034,857
Write-offs	(21,620,965)
Balance on December 31, 2017	R$ 27,055,566 [1]

[1]	Does not include the effects of the initial adoption of IFRS 9, in the amount of R$3,829,475 thousand.